Segment Information	12 Months Ended
Dec. 31, 2024
Segment Reporting Information [Line Items]
Segment Information
Note 16. Segment Reporting
The Company operates as a single reportable segment, manages the business, and evaluates financial performance on a consolidated basis. The CODM regularly receives and reviews consolidated financial results focusing primarily on revenue, costs and expenses, and net loss from the consolidated statements of operations to make decisions regarding the allocation of resources and assessment of performance.
Net loss for the years ended December 31, 2024 and 2023 is as follows (in thousands):

	2024	2023
Revenue	$1,554	$3,856
Less: Costs and expenses
Cost of sales	579	3,656
Employee costs	31,981	23,773
Technology costs	4,694	2,693
Depreciation and amortization	886	2,040
Net interest (income)/expense	(1,903)	255
Fair value changes and financing charges	16,187	49,454
Other segment items (a)	10,325	9,574

Net loss	$(61,195)	$(87,589)

*
Other segment items included in segment net loss includes marketing expense, professional fees, income tax expense, facilities costs, foreign currency exchange gains and losses, credit loss, and other overhead expenses.

The measure of segment assets is reported on the consolidated balance sheet as total consolidated assets. Long-lived and ROU assets located in the United States, Asia Pacific and United Kingdon region were as follows:

	December 31, 2024		December 31, 2023
	Fixed Assets	ROU Assets	Fixed Assets	ROU Assets
United States	$1,095	$277	$368	$421
Asia Pacific	913	1,175	1,038	1,477
United Kingdom	73	321	149	525

Total	$2,081	$1,773	$1,555	$2,423

BURTECH ACQUISITION CORP [Member]
Segment Reporting Information [Line Items]
Segment Information
NOTE 10. SEGMENT INFORMATION
ASC Topic 280, “Segment Reporting,” establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise that engage in business activities from which it may recognize revenues and incur expenses, and for which separate financial information is available that is regularly evaluated by the Company’s chief operating decision maker, or group, in deciding how to allocate resources and assess performance.
The Company’s CODM has been identified as the
Chief Financial Officer
, who reviews the assets, operating results, and financial metrics for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that there is only one reportable segment.
The CODM assesses performance for the single segment and decides how to allocate resources based on net income or loss that also is reported on the statement of operations as net income or loss. The measure of segment assets is reported on the balance sheet as total assets. When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in net income or loss and total assets, which include the following:

	As of December 31,
	2024	2023
Cash and restricted cash	$758,842	$843,313
Investments held in Trust Account	47,558,112	46,893,175

	Year Ended December 31,
	2024	2023
Operating costs	$4,459,541	$3,040,539
Interest income earned on Trust Account	2,465,138	5,751,596
The CODM reviews interest earned on the Trust Account to measure and monitor stockholder value and determine the most effective strategy of investment with the Trust Account funds while maintaining compliance with the Trust Agreement.
Operating expenses are reviewed and monitored by the CODM to manage and forecast cash to ensure enough capital is available to complete a business combination or similar transaction within the business combination period. The CODM also reviews operating expenses to manage, maintain and enforce all contractual agreements to ensure costs are aligned with all agreements and budget. Operating costs, as reported on the statement of operations, are the significant segment expenses provided to the CODM on a regular basis.
All other segment items included in net income or loss are reported on the statement of operations and described within their respective disclosures.